Rental Expense Under Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Operating Leased Assets [Line Items]
Minimum rentals	$ 297,322	$ 294,214	$ 303,161
Percentage rentals	1,821	2,305	2,711
Operating Leases, Rent Expense, Net, Total	$ 299,143	$ 296,519	$ 305,872